(16) Preferred Stock: Dividends (Details) (USD $)	1 Months Ended	3 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Dividend rate on Series D Preferred stock		8.00%
Common stock issued for payment of Series D preferred stock dividends		483	103,808
Issuance of shares of common stock in connection with Series D Preferred stock dividends	$ 9,427	$ 9,427	$ 630,528
Common Shares Issued As Payment Of Series D Dividends	496	496